Form N-CSR Cover	6 Months Ended
Feb. 28, 2026
Shareholder Report [Line Items]
Document Type	N-CSRS/A
Amendment Flag	false
Registrant Name	Nuveen Investment Trust V
Entity Central Index Key	0001380786
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2026